Investments In And Advances To Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2011
Investments In And Advances To Unconsolidated Joint Ventures [Abstract]
Investments In And Advances To Unconsolidated Joint Ventures

Note 4 - Investments in and Advances to Unconsolidated Joint Ventures

We enter into joint ventures primarily for purposes of developing industrial real estate and to establish funds or other commingled investment vehicles with institutional partners. Our investments in these joint ventures are included in "Investments in and advances to unconsolidated joint ventures" in our Consolidated Balance Sheets. The following describes our unconsolidated joint ventures as of December 31, 2011 and 2010.

Unconsolidated Joint Ventures	DCT Ownership Percentage as of December 31, 2011	Number of Buildings	Unconsolidated Net Equity Investment as of
			December 31, 2011	December 31, 2010
			(in thousands)
Institutional Funds:
DCT/SPF Industrial Operating LLC	20%	14	$45,510	$47,243
TRT-DCT Venture I	4.4%	13	548	774
TRT-DCT Venture II(3)	11.4%	5	2,172	2,437
TRT-DCT Venture III(3)	10%	5	1,491	1,594
DCT Fund I LLC	20%	6	(313)	376

Total Institutional Funds		43	49,408	52,424
Other:
Stirling Capital Investments (SCLA)(1)	50%	6	58,629	45,313
IDI/DCT, LLC(2) (3)	50%	3	28,240	37,721
IDI/DCT Buford, LLC (land only)	75%	—	3,001	2,997

Total Other		9	89,870	86,031

Total		52	$139,278	$138,455

(1)	Although we contributed 100% of the initial cash equity capital required by the venture, our partners retain certain participation rights in the venture's available cash flows.
(2)	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.
(3)

During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.

Institutional Capital Management Joint Ventures

DCT/SPF Industrial Operating LLC

During 2007, we entered into a joint venture agreement with Industrial Acquisition LLC ("JP Morgan"), an entity advised by JPMorgan Asset Management, to form DCT/SPF Industrial Operating LLC ("JP Morgan Venture") that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 20.0%. As a result of our contribution of properties into the JP Morgan Venture in 2007, we have deferred gains of $3.1 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party.

TRT-DCT Industrial Joint Ventures I, II and III

We entered into our first joint venture agreement with Dividend Capital Total Realty Trust Inc. ("DCTRT") TRT-DCT Venture I on September 1, 2006 that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 4.4%. As a result of our contribution of properties into TRT-DCT Venture I in 2006, we have deferred gains of $0.4 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party. No further assets are planned to be acquired by the joint venture.

We formed our second joint venture agreement with DCTRT, TRT-DCT Industrial Joint Venture II G.P. ("TRT-DCT Venture II"), on March 27, 2007, that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 11.4%. As a result of our contribution of properties into TRT-DCT Venture II in 2007, we have deferred gains of $0.6 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party.

We formed our third joint venture agreement with DCTRT, TRT-DCT Industrial Joint Venture III, G.P. ("TRT-DCT Venture III"), on September 9, 2008, that owns and operates industrial properties located in the United States. TRT-DCT Venture III is also structured and funded in a manner similar to TRT-DCT Venture I. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 10.0%.

DCT Fund I LLC

On February 21, 2006, we entered into a joint venture with affiliates of Boubyan Bank of Kuwait ("BBK"), an unrelated third-party, to create an institutional fund, DCT Fund I LLC ("Fund I"), that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 20.0%. As a result of our contribution of properties into Fund I in 2006, we have deferred gains of $1.6 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party.

Development Projects in Unconsolidated Joint Ventures

SCLA

During 2006, we entered into a joint venture agreement with Stirling Airports International, LLC, or Stirling, an unrelated third-party, to be the master developer of up to 4,350 acres in Victorville, California, part of the Inland Empire submarket in Southern California. The development project is located at the former George Air Force Base which closed in 1992 and is now known as Southern California Logistics Airport ("SCLA"). We refer to this joint venture as the SCLA joint venture. Stirling entered into two master development agreements which gave it certain rights to be the exclusive developer of the SCLA development project through 2019 (including only certain extensions) and assigned these rights to the SCLA joint venture upon the closing of the venture. While our exact share of the equity interests in the SCLA joint venture will depend on the amount of capital we contribute and the timing of contributions and distributions, the SCLA joint venture contemplates an equal sharing between us and Stirling of residual profits and cash flows after all priority distributions. As of December 31, 2011, the SCLA joint venture had six operating buildings comprised of 2.0 million square feet which were 95.4% occupied and an additional 209 acres of land available for development.

IDI/DCT, LLC

During 2007, we entered into a joint venture agreement with Industrial Developments International, Inc. ("IDI"), an unrelated third-party developer, to acquire approximately 113 acres of land to develop four distribution buildings comprising approximately 1.9 million square feet in the Savannah, GA, Nashville, TN, Chicago, IL, and Stockton, CA markets. DCT has the right of first offer to buy each of the projects and the buildings are operating.

In December of 2010, DCT and IDI entered into an amendment to the LLC agreement and made additional capital contributions of $6.0 million each to reduce the overall debt to equity ratio of IDI/DCT, LLC. Simultaneously, DCT made an additional capital contribution of $24.2 million to pay down our proportionate share of the outstanding debt and accrued interest to zero. At the same time, IDI/DCT, LLC refinanced the remaining $24.1 million of debt, and IDI's parent guaranteed this debt, including future interest and principal payments.

In June 2011, the joint venture entered into a sale agreement with a third-party for one of its four buildings, which closed in August 2011. As a result of the contracted sales price less costs to sell being lower than the carrying amount of the related real estate assets, the joint venture recognized an impairment loss. Our portion of the impairment loss was approximately $2.0 million, which is included in "Impairment losses from unconsolidated joint ventures" in our Consolidated Statement of Operations for the year ended December 31, 2011.

IDI/DCT Buford, LLC

During 2008, we entered into a joint venture agreement with IDI to form IDI/DCT Buford, LLC. This joint venture was funded for the purpose of developing four distribution buildings comprised of approximately 0.6 million square feet in Atlanta, Georgia on approximately 47 acres contributed to the joint venture by DCT. During the year ended December 31, 2010, we recognized impairment on our investment in the joint venture of $0.2 million as a result of the anticipated timing of the commencement of the development (see further discussion of the land impairment in Note 2—Summary of Significant Accounting Policies).

The following table provides unaudited selected combined financial information for unconsolidated joint ventures as of and for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
Real estate, net of accumulated depreciation	$739,373	$801,048	$828,452
Total assets	$765,427	$824,188	$849,645
Secured notes payable	$290,983	$317,143	$355,840
Total liabilities	$368,018	$391,647	$431,879
Partners' capital	$397,409	$432,541	$417,766
Rental revenues	$62,971	$64,322	$68,180
Operating expenses	$16,270	$16,559	$17,662
Depreciation expense	$33,769	$33,003	$37,370
Interest expense	$20,754	$20,591	$19,706
Net income (loss)	$(12,767)	$(8,285)	$1,317

Our aggregate investment in these partnerships at December 31, 2011 and 2010 of $139.3 million and $138.5 million, respectively, exceeds our share of the underlying equity in net assets of our joint ventures by approximately $16.7 million and $15.8 million, respectively, primarily due to capitalized interest and other costs incurred in connection with the ventures.

Guarantees

There are no lines of credit or side agreements related to, or between, our unconsolidated joint ventures and us, and there are no derivative financial instruments between our unconsolidated joint ventures and us. In addition, we believe we have no material exposure to financial guarantees.